Form N-1A Supplement	Jan. 09, 2026
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND	CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND
Servicing Class (CNIXX)	Servicing Class (CNRMX)
Class N (CNGXX)	Class N (CNRNX)
Class S (CNFXX)

CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND
Servicing Class (CNRZX)
Class N (RIMOX)

(each a “Fund,” and collectively, the “Funds”)

Supplement dated January 9, 2026, to the Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated January 28, 2025

Effective January 6, 2026, the investment adviser to the Funds changed its name from “City National Rochdale, LLC” to “RBC Rochdale, LLC”.

Accordingly, effective immediately, the following disclosure changes will take effect:

All references to the investment adviser as “City National Rochdale, LLC” and “City National Rochdale” in the Prospectus and SAI will be replaced with “RBC Rochdale, LLC” and “RBC Rochdale”, respectively.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK- 088-0100

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND	CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND
Servicing Class (CNIXX)	Servicing Class (CNRMX)
Class N (CNGXX)	Class N (CNRNX)
Class S (CNFXX)

CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND
Servicing Class (CNRZX)
Class N (RIMOX)

(each a “Fund,” and collectively, the “Funds”)

Supplement dated January 9, 2026, to the Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated January 28, 2025

Effective January 6, 2026, the investment adviser to the Funds changed its name from “City National Rochdale, LLC” to “RBC Rochdale, LLC”.

Accordingly, effective immediately, the following disclosure changes will take effect:

All references to the investment adviser as “City National Rochdale, LLC” and “City National Rochdale” in the Prospectus and SAI will be replaced with “RBC Rochdale, LLC” and “RBC Rochdale”, respectively.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK- 088-0100

CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND	CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND
Servicing Class (CNIXX)	Servicing Class (CNRMX)
Class N (CNGXX)	Class N (CNRNX)
Class S (CNFXX)

CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND
Servicing Class (CNRZX)
Class N (RIMOX)

(each a “Fund,” and collectively, the “Funds”)

Supplement dated January 9, 2026, to the Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated January 28, 2025

Effective January 6, 2026, the investment adviser to the Funds changed its name from “City National Rochdale, LLC” to “RBC Rochdale, LLC”.

Accordingly, effective immediately, the following disclosure changes will take effect:

All references to the investment adviser as “City National Rochdale, LLC” and “City National Rochdale” in the Prospectus and SAI will be replaced with “RBC Rochdale, LLC” and “RBC Rochdale”, respectively.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK- 088-0100